Summary of Significant Accounting Policies - Schedule of Computation of Basic and Diluted Income Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net income (in Dollars)	$ 94,712	$ 113,335	$ (102,195)	$ 950,420
Less: Preferred stock dividends (in Dollars)	25,479
Net income available to common stockholders (in Dollars)	$ 69,233	$ 113,335
Denominator for basic EPS – weighted average shares
Basic	5,120,898	4,707,581	5,120,898	4,571,247
Denominator for diluted EPS – weighted average shares
Basic	5,120,898	4,707,581	5,120,898	4,571,247
Plus: Effect of dilutive securities
Diluted	5,120,898	4,707,581
Net income per common share
Basic (in Dollars per share)	$ 0.01	$ 0.02	$ (0.02)	$ 0.21
Diluted (in Dollars per share)	$ 0.01	$ 0.02	$ (0.02)	$ 0.21